Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31,
	2014	2015
Cost:
Computers	$39,914	$43,964
Office furniture and equipment	400,705	437,035
Leasehold improvements	21,764	23,458

	462,383	504,457
Accumulated depreciation:	235,837	286,663

Property and equipment, net	$226,546	$217,794